SASCO 2007-BC4
Credit Risk Management Report
August 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
The Report is based upon information provided to Clayton Fixed Income Services Inc.
by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.
The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any security.
Table of Contents
Section One
Executive Summary
Section Two
Loan-Level Report
Section Three
Prepayment Penalty Analysis
Section Four
Loss Analysis
Section Five
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
Section One
Executive Summary
2008 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BC4
Executive Summary
August 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.
0
Transaction Summary
Servicer(s): America's Servicing Company, Aurora Loan Services, Chase Home
Finance, Countrywide, Home Loan Services, HomEq, Ocwen Loan
Servicing, LLC, PHH Mortgage Services, Select Portfolio Servicing,
Inc., Wells Fargo
Mortgage Insurer(s): General Electric Mortgage Insurance, Mortgage Guaranty
Insurance Corporation, PMI Mortgage Insurance Co., Radian
Guaranty, Republic Mortgage Insurance Company, Triad
Guaranty Insurance Company, United Guaranty Residential
Insurance Company
Delinquency Reporting Method:
Master Servicer: Aurora Loan Services
Closing Date: 12/30/2007
Depositor: Structured Asset Securities Corporation
Securities Administrator: US Bank NA
Collateral Summary
Loan Count 5,949 5,593 94.02%
Collateral Balance $1,311,380,749 $1,233,039,726 94.02%
Closing Date
As of 8/25/2008
8/25/2008 Balance as
Percentage of Closing Date
Balance
2008 Clayton Fixed Income Services Inc. All rights reserved.
Collateral Statistics
Early Payment Defaults* 12 $2,611,450
* A default that occurs on the second or third scheduled payment.
Loan Count Summed Balance
8/25/2008 $212,482 14
Loss Summary
Remittance Losses Remitted to the Trust Number of Loan-Level Losses/Gains
Loss Analysis
For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.
8/25/2008 $51,922 $51,922 $0
Remittance Date Amount Remitted to the
Trust
Amount Remitted by the
Servicers
Difference
Total Cash Flows
For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the
Prepayment Penalty Analysis section of this report for details regarding paid-off loans with prepayment penalty flags. The table below provides a summary of Clayton's reconciliation for this remittance.
Prepayment Penalty Analysis
Prepayments
7/25/2008 $1,245,078,125 $6,673,010 0.53
6/25/2008 $1,257,138,958 $10,234,091 0.81
8/25/2008 $1,237,017,165 $3,018,043 0.24
Remittance Date Beginning Collateral Balance Total Prepayments Percentage of Prepayment
SASCO 2007-BC4 as of 8/25/2008
Section Two
Loan-Level Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
Loan-Level Report Definitions
FICO : Represents the borrower's credit score at the time of securitization/origination. FICO:
Last Paid Date:
Valuation:
C
Liquidation Date:
Estimated Loss/(Gain):
Delinquency Status:
Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower.
Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.
Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed
Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.
Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.
Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.
Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
3
6
9
F
R
0
The contractually due payment arrived on time.
The contractually due payment has not arrived within thirty days.
The contractually due payment has not arrived within sixty days.
The contractually due payment has not arrived within ninety days.
The property is in the process of foreclosure.
The property is real estate owned (REO).
The mortgage has either liquidated or been paid off.
OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.
OTS Delinquency Method:
MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.
MBA Delinquency Method:
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: July 31, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss/severity includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
5/28/2008
The servicer forwarded a BPO that was performed on 3/13/2008 and valued the property at $232,500. The valuation indicates that the decline in value of the property can be attributed to the cooling market conditions. Clayton can find no evidence to support submitting this loan for repurchase at this time.
7/2/2008
This loan is in the fifth month of a four month state foreclosure time line and Clayton has no indication that a foreclosure sale has been scheduled. Clayton will monitor this loan to ensure the foreclosure sale is scheduled in a timely manner.
9/3/2008 Clayton has no indication that the foreclosure sale has been scheduled. Clayton will monitor this loan to ensure the servicer sets the foreclosure in a timely manner.
Default Reason: (Unknown)
33.86% 2/1/2009 $137,154 6FFFFFFF
Researching
BPO $450,000
$333,000
$405,000
$404,360
90%
0% 04/17/2008
9915347
1
12/1/2007
CA
629
7/1/2007
2
4/2/2008
This loan has been added to the Watchlist because of the value decline and delinquency status. As of the 3/25/2008 distribution this loan is in foreclosure status. The property securing this loan has declined $175,000 or 57 percent since origination. Clayton has requested the valuation documents from the servicer to determine the reason for the value decline and await a response.
6/2/2008
Clayton received the value reconciliation that indicates that fraud was present on the original appraisal. According to the value reconciliation, the original appraisal was not done according to standards, comparables outside the subject's immediate area were used, closer comparables were ommitted from the appraisal, and the square footage and estimated value were left off. Clayton requested a copy of the original appraisal and the most recent valuation in order to further research the possiblity of fraud.
9/3/2008 Clayton continues to await the property valuations to investigate possible origination fraud. Clayton will provide an update when available.
Default Reason: (Unknown)
60.84% 11/1/2008 $179,178 36FFFRRR
Researching
BPO $310,000
$135,000
$294,500
$294,470
95%
0% 01/24/2008
9918286
1
12/1/2007
CA
643
10/1/2007
1
4/2/2008
This loan has been added to the Watchlist because of the value decline and delinquency status. As of the 3/25/2008 distribution this loan is in foreclosure status. The property securing this loan has declined $260,000 or 38 percent since origination. Clayton has requested the valuation documents from the servicer to determine the reason for the value decline and await a response.
6/2/2008
Clayton received the value reconciliation which indicates that the value was misrepresented on the original appraisal. The value reconciliation states that the value on the original appraisal appears inflated and pre-determined. Clayton requested the original appraisal and the most recent BPO from the servicer in order to further research the possible fraud.
9/3/2008 Clayton continues to await the property valuations from the servicer to investigate possible fraud. Clayton will provide an update when available.
Default Reason: (Unknown)
49.90% 10/1/2008 $322,410 36FFFRRR
Researching
List Price $680,000
$379,000
$646,000
$646,000
95%
0% 06/06/2008
9917935
1
12/1/2007
AZ
641
9/1/2007
2
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Est.
Severity
MI Type
Est. Liq.
Date
Coverage
Est. Loss *
Delinquency
FICO
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: July 31, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss/severity includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
8/1/2008
This loan liquidated in the 7/25/2008 distribution with an active three year PPP flag. However, Clayton has no indication that a PPP was remitted to the trust. Clayton has asked the servicer to detail the reasons why the PPP was not remitted and we currently await a response.
9/3/2008 Clayton continues to await a response from the servicer.
Default Reason: (Unknown)
43.01% 6/29/2008 $43,016 CCCCCC00
Researching
Internal Estimate $125,000
$98,958
$100,000
$0
80%
0% 03/31/2008
9919131
1
6/1/2008
MI
661
8/1/2004
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in California which has a four month foreclosure timeline. At origination on 4/24/2007 the property securing this loan was valued at $450,000. A BPO dated 12/20/2007 valued this property at $220,000, representing a $230,000 or 51 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
4/2/2008 Clayton continues to await the documents from the servicer.
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Est.
Severity
MI Type
Est. Liq.
Date
Coverage
Est. Loss *
Delinquency
FICO
Section Three
Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Trustee Remittance Date: August 25, 2008
SASCO 2007-BC4 Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Total Cash Flows
100.00% 100.00% 100.00% 100.00% 94.74% 100.00%
48.89% 41.46% 48.78% 41.94% 47.37% 47.62%
22 17 20 26 18 10
0 0 1 0 0 0
22 17 19 26 18 10
0 0 0 0 1 0
0 0 0 0 0 0
22 17 19 26 19 10
0 0 0 0 0 0
0 0 0 0 0 0
0 1 2 2 1 1
0 1 1 1 2 0
0 0 0 1 1 0
2 2 5 7 3 2
24 21 27 37 26 13
45 41 41 62 38 21
$0
$0
$0
$0
$0
$0
$124,244 $114,841 $116,119 $138,976 $112,382 $51,922
$124,244 $114,841 $116,119 $138,976 $112,382 $51,922
Penalties Remitted for loans with Active Prepayment Flags
Total Loans with Penalties Remitted to the Total Paid-Off Loans
Total Loans with Penalties Remitted
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted
Loans with Active Prepayment Flags with Penalties Remitted
Aggregate Paid-Off Loans
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes
Other Exceptions
Total Paid-Off Loans with Active Prepayment Flags
Other - Actions Preventing the Collection of Prepayment Penalties
Documentation Issues Preventing the Collection of Prepayment Penalties
Loss Mitigation (Short Sales, Charge Offs)
Acceleration of Debt
Liquidated out of REO Status
Expired Prepayment Clauses (as stated in the Note)
Exceptions
Total Paid Off Loans With Prepayment Flags
Total Paid Off Loans
Total Collections by the Servicers
Difference
Amount Remitted by the Servicers
Amount Remitted to the Trust
3/25/2008 4/25/2008 5/25/2008 6/25/2008 7/25/2008 8/25/2008 Trustee Remittance Date
Trustee Remittance Date: August 25, 2008
SASCO 2007-BC4 Paid-Off Mortgages With Prepayment Flags
2008 Clayton Fixed Income Services Inc. All rights reserved.
9916999 VA CCCCCCCC 6/26/2007 3 06/26/2010 $151,352 $4,506 3%
9916763 LA CCCCCCC0 6/22/2007 3 06/22/2010 $164,878 $7,584 5%
9917787 VA CCCCCCC0 7/26/2007 3 07/26/2010 $181,149 $6,955 4%
9918698 CA CCCCCCC0 8/21/2007 3 08/21/2010 $200,319 $6,307 3%
9918408 IL CCCCCCC0 8/8/2007 3 08/08/2010 $135,410 $4,140 3%
9918738 WI CCC33330 8/24/2007 3 08/24/2010 $114,488 $4,871 4%
9915298 AZ CCCCCC30 4/9/2007 3 04/09/2010 $264,562 $0 0 % Liquidated through short sale
9915965 MI CCCCCCC0 5/7/2007 3 05/07/2010 $238,422 $2,385 1%
9914962 PA CCCCCCC0 4/20/2007 2 04/20/2009 $65,348 $3,306 5%
9917077 IL CCCCCCC0 7/5/2007 2 07/05/2009 $217,164 $7,733 4%
9916321 AZ CCCCCCC0 5/22/2007 2 05/22/2009 $111,062 $4,134 4%
Loan
Number
State
Delinquency History
Origination
Date
Years to
Expiration
Expiration
Date
Payoff
Amount
PPP Remitted
% of PPP to
Payoff
Amount
Comments
SASCO 2007-BC4 Outstanding Issues
Trustee Remittance Date: August 25, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
9919131 MI CCCCCC00 6/17/2004 3 06/17/2007 $96,109 $0 $0 0 % Awaiting servicer's response
Loan Number
State
Delinquency
History
Origination
Date
Years to
Expiration
Expiration
Date
Payoff
Amount
Cur. Funds
Remitted
Total PPP
Remitted
% of PPP to
Payoff
Amount
Comment
Section Four
Loss Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Losses Through: July 31, 2008
SASCO 2007-BC4 Historical Monthly Losses
2008 Clayton Fixed Income Services Inc. All rights reserved.
4/25/2008 $125,244.61 0.01%
1/25/2008 $0.00 0.00%
2/25/2008 $77,872.61 0.01%
3/25/2008 $17.75 0.00%
8/25/2008 $212,481.90 0.02%
5/25/2008 $392,132.76 0.03%
6/25/2008 $534,376.75 0.04%
7/25/2008 $543,652.62 0.04%
Totals: $1,885,779.00 0.14%
Date Loan Loss Amount Loss Percentage
* The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.
Trustee Remittance Date: August 25, 2008
SASCO 2007-BC4 Loss Reconciliation Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
$60,688 9919967 $18,441 9917480
$85 9916689 $95 9916590 $59 9915589
$85 9915307 $129,896 9915298 $100 9914782
Loss
Loan Number
Loss
Loan Number
Loss
Loan Number
Loan-Level Loss Report
Loan-Level Loss Report Total:
$209,449
Subsequent Losses
$2,617 9919224
$158 9918001 $64 9917331 $785 9914368
Loss
Loan Number
Loss
Loan Number
Loss
Loan Number
Monthly Security Loss:
$212,482
Losses Remitted: $212,482
Difference: $0
Loan-Level Losses: $209,449
Subsequent Losses: $3,623
Subsequent Gains: ($590)
8/25/2008 $212,482
Remittance Statement
Summary
Subsequent Losses Total:
$3,623
Subsequent Gains Total:
($590)
($240) 9915065 ($350) 9914562
Loss
Loan Number
Loss
Loan Number
Subsequent Gains
Mortgage Data Through: July 31, 2008
SASCO 2007-BC4 High Loan-Level Losses
2008 Clayton Fixed Income Services Inc. All rights reserved.
(Unknown) Default Reason:
CCCCCC30 4/1/2008 $267,000
Full $174,000
$267,000
03/10/2008
Appraisal
100%
4/9/2007
678
AZ
Cash Out Refinance
1 Family 1
9915298
$129,896.46
48.65%
7/31/2008
Short Sale/Refinance
9/3/2008
The property securing this loan liquidated through a short sale. Net sale proceeds totaled $146,579 and a loss of $129,896 (49 percent loss severity) was passed to the trust in the
8/25/2008 distribution. During the three month delinquency of this loan, the servicer advanced interest in the amount of $7,629. This loan had a total unpaid principal balance of
$265,238 at liquidation. Since origination, the value of the property securing the loan has decreased $93,000, or 35 percent. This loan was not covered by mortgage insurance.
(Unknown) Default Reason:
CC3699F0 12/1/2007 $54,000
Full $9,000
$60,000
06/19/2008
BPO
90%
11/7/2005
548
GA
Cash Out Refinance
1 Family 1
9919967
$60,688.03
112.39%
7/31/2008
Charge Off
9/3/2008
This loan was charged off in the 8/25/2008 distribution passing a loss totaling $60,688 to the trust (112 percent severity). A BPO dated 6/19/2008 valued this property at $9,000. The value decline can be attributed to market conditions and is consistent with the area. The loan had a UPB of $53,581 and the servicer advanced $4,272 in interest. The charge off is within the servicer's threshold.
Lien
Prop. Type
State
Orig. Date
Valuation
Orig. Value
LIPD
Actual Loss
Liquidation Date
Loan Number
Pos
Loan Type
FICO
OLTV
Valuation Date
Current Value Orig. Balance Doc. Level Loss Severity Liquidation Method
Delinquency
Losses Through: July 31, 2008
SASCO 2007-BC4 Loss Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
$345,000
9915589
CA 5/18/2007 56% $250,000 $59.00 0.02%
$267,000
$120,000
$315,000
9916689
PA 6/14/2007 85% $102,000 $85.00 0.08%
$446,000
9916590
MD 6/14/2007 65% $204,750 $95.00 0.05%
9917480
OR 7/17/2007 90% $163,800 $18,440.58 11.26%
9919967
GA 11/7/2005 90% $54,000 $60,688.03 112.39%
9915307
CA 4/19/2007 60% $206,000 $85.00 0.04%
$182,000
$270,000
9915298
AZ 4/9/2007 100% $267,000 $129,896.46 48.65%
$60,000
9914782
MI 3/30/2007 85% $229,500 $100.00 0.04%
Monthly Total:
$209,449.07 14.18%
August 25, 2008
Origination
Original Amount
Loan Number
State
Date
Original LTV
Original Appraisal
Loss
Loss Severity
Section Five
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
Mortgage Data Through: July 31, 2008
SASCO 2007-BC4 FICO Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
610 Current 0.064
610 Delinquent 0.066
600 Paid Off 0.048
600 Current 0.060
600 Delinquent 0.066
610 Paid Off 0.070
570 Paid Off 0.037
580 Current 0.041
570 Delinquent 0.046
570 Current 0.041
590 Delinquent 0.054
590 Paid Off 0.051
590 Current 0.047
580 Delinquent 0.055
580 Paid Off 0.051
470 Current 0.004
470 Delinquent 0.019
460 Paid Off 0.003
460 Current 0.001
460 Delinquent 0.012
490 Delinquent 0.022
490 Paid Off 0.003
490 Current 0.007
480 Current 0.005
480 Delinquent 0.015
430 Current 0.000
430 Delinquent 0.002
420 Delinquent 0.001
560 Paid Off 0.048
420 Current 0.000
450 Delinquent 0.010
450 Paid Off 0.003
450 Current 0.028
440 Delinquent 0.002
440 Paid Off 0.003
540 Delinquent 0.055
540 Paid Off 0.031
540 Current 0.033
530 Delinquent 0.051
530 Paid Off 0.039
560 Current 0.040
560 Delinquent 0.059
550 Paid Off 0.065
550 Current 0.040
550 Delinquent 0.065
510 Current 0.037
510 Delinquent 0.075
500 Paid Off 0.023
500 Current 0.015
500 Delinquent 0.037
520 Paid Off 0.045
530 Current 0.039
520 Delinquent 0.074
510 Paid Off 0.054
520 Current 0.034
FICO Delinquency Percentage
Mortgage Data Through: July 31, 2008
SASCO 2007-BC4 FICO Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
730 Current 0.005
720 Paid Off 0.008
720 Delinquent 0.006
740 Current 0.005
730 Paid Off 0.011
730 Delinquent 0.002
710 Current 0.008
700 Paid Off 0.011
700 Delinquent 0.007
720 Current 0.005
710 Paid Off 0.008
710 Delinquent 0.006
740 Delinquent 0.001
790 Delinquent 0.001
790 Current 0.001
780 Current 0.002
810 Current 0.000
800 Current 0.001
790 Paid Off 0.003
760 Current 0.002
750 Delinquent 0.002
750 Current 0.002
770 Delinquent 0.001
770 Current 0.002
760 Delinquent 0.001
640 Paid Off 0.065
640 Delinquent 0.075
640 Current 0.075
650 Paid Off 0.025
650 Delinquent 0.048
650 Current 0.056
620 Paid Off 0.056
620 Delinquent 0.065
620 Current 0.071
630 Paid Off 0.062
630 Delinquent 0.063
630 Current 0.074
660 Current 0.044
690 Current 0.023
680 Paid Off 0.039
680 Delinquent 0.026
700 Current 0.013
690 Paid Off 0.028
690 Delinquent 0.019
670 Current 0.036
660 Paid Off 0.062
660 Delinquent 0.042
680 Current 0.034
670 Paid Off 0.042
670 Delinquent 0.027
Paid Off 355 596 74.672
Current 4,124 599 67.683
Delinquent 1,470 579 67.500
Total: 5,949
Status # of Loans Average Std. Deviation
Mortgage Data Through: July 31, 2008
SASCO 2007-BC4 Loan-to-Value Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
0.7 Paid Off 0.163
0.7 Current 0.158
0.8 Paid Off 0.214
0.6 Current 0.083
0.6 Delinquent 0.069
0.7 Delinquent 0.159
0.8 Delinquent 0.342
0.9 Paid Off 0.237
1.0 Current 0.168
1.0 Delinquent 0.181
0.8 Current 0.234
0.9 Current 0.285
0.9 Delinquent 0.379
1.0 Paid Off 0.163
0.2 Current 0.002
0.3 Delinquent 0.004
0.3 Current 0.008
0.6 Paid Off 0.127
0.1 Current 0.001
0.2 Delinquent 0.002
0.3 Paid Off 0.011
0.5 Current 0.042
0.5 Delinquent 0.032
0.5 Paid Off 0.059
0.4 Delinquent 0.010
0.4 Paid Off 0.025
0.4 Current 0.019
LTV Delinquency Percentage
Paid Off 355 0.770 0.160
Current 4,124 0.792 0.150
Delinquent 1,470 0.812 0.127
Total: 5,949
Status # of Loans Average Std. Deviation
Mortgage Data Through: July 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
280000 Current 0.018
290000 Current 0.017
280000 Delinquent 0.031
270000 Current 0.020
270000 Delinquent 0.028
290000 Delinquent 0.018
300000 Delinquent 0.027
230000 Current 0.028
240000 Current 0.033
230000 Delinquent 0.033
220000 Delinquent 0.037
260000 Delinquent 0.033
260000 Current 0.022
250000 Current 0.031
240000 Delinquent 0.032
250000 Delinquent 0.035
80000 Current 0.030
90000 Delinquent 0.029
80000 Delinquent 0.034
70000 Current 0.027
70000 Delinquent 0.022
110000 Delinquent 0.045
110000 Current 0.041
100000 Delinquent 0.035
90000 Current 0.023
100000 Current 0.041
30000 Delinquent 0.005
40000 Delinquent 0.007
30000 Current 0.003
220000 Current 0.038
20000 Current 0.001
60000 Delinquent 0.017
60000 Current 0.017
50000 Delinquent 0.014
40000 Current 0.007
50000 Current 0.012
180000 Current 0.037
190000 Current 0.032
180000 Delinquent 0.047
170000 Current 0.042
170000 Delinquent 0.047
210000 Delinquent 0.040
210000 Current 0.037
200000 Current 0.037
190000 Delinquent 0.027
200000 Delinquent 0.043
130000 Current 0.042
140000 Delinquent 0.038
130000 Delinquent 0.046
120000 Current 0.041
120000 Delinquent 0.042
160000 Delinquent 0.048
160000 Current 0.040
150000 Delinquent 0.030
140000 Current 0.038
150000 Current 0.047
Balance Delinquency Percentage
Mortgage Data Through: July 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
520000 Current 0.002
520000 Delinquent 0.006
510000 Delinquent 0.002
510000 Current 0.003
540000 Delinquent 0.002
540000 Current 0.002
530000 Delinquent 0.006
530000 Current 0.002
480000 Current 0.003
480000 Delinquent 0.003
470000 Delinquent 0.006
470000 Current 0.005
500000 Current 0.004
500000 Delinquent 0.006
490000 Delinquent 0.006
490000 Current 0.003
550000 Current 0.002
560000 Current 0.001
570000 Current 0.001
550000 Delinquent 0.003
560000 Delinquent 0.004
570000 Delinquent 0.002
580000 Delinquent 0.004
350000 Delinquent 0.015
350000 Current 0.012
340000 Current 0.009
340000 Delinquent 0.022
370000 Delinquent 0.012
370000 Current 0.010
360000 Current 0.010
360000 Delinquent 0.015
310000 Current 0.019
310000 Delinquent 0.022
460000 Current 0.005
300000 Current 0.017
330000 Delinquent 0.026
330000 Current 0.011
320000 Delinquent 0.023
320000 Current 0.014
380000 Delinquent 0.009
430000 Delinquent 0.009
440000 Delinquent 0.005
420000 Current 0.008
430000 Current 0.005
450000 Delinquent 0.010
460000 Delinquent 0.006
440000 Current 0.007
450000 Current 0.003
390000 Delinquent 0.010
400000 Delinquent 0.014
380000 Current 0.008
390000 Current 0.004
410000 Delinquent 0.005
420000 Delinquent 0.005
400000 Current 0.006
410000 Current 0.005
Balance Delinquency Percentage
Mortgage Data Through: July 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
830000 Current 0.000
830000 Delinquent 0.002
820000 Delinquent 0.001
840000 Current 0.000
870000 Current 0.000
850000 Current 0.000
840000 Delinquent 0.002
790000 Current 0.000
780000 Current 0.000
760000 Current 0.000
790000 Delinquent 0.001
820000 Current 0.000
810000 Current 0.000
800000 Current 0.000
1020000 Delinquent 0.001
1000000 Current 0.000
960000 Current 0.000
1060000 Current 0.000
1180000 Current 0.000
1150000 Current 0.000
1090000 Current 0.000
900000 Current 0.000
890000 Current 0.000
880000 Current 0.000
920000 Current 0.000
950000 Current 0.000
940000 Delinquent 0.001
940000 Current 0.000
630000 Delinquent 0.001
620000 Delinquent 0.001
620000 Current 0.001
630000 Current 0.001
650000 Delinquent 0.002
640000 Delinquent 0.002
640000 Current 0.002
590000 Delinquent 0.004
580000 Current 0.001
750000 Current 0.000
590000 Current 0.001
610000 Current 0.001
600000 Delinquent 0.003
600000 Current 0.001
700000 Current 0.001
700000 Delinquent 0.002
690000 Delinquent 0.002
710000 Delinquent 0.002
740000 Delinquent 0.001
720000 Delinquent 0.001
710000 Current 0.000
660000 Current 0.000
660000 Delinquent 0.002
650000 Current 0.000
670000 Current 0.001
690000 Current 0.001
680000 Delinquent 0.002
680000 Current 0.000
Balance Delinquency Percentage
Mortgage Data Through: July 31, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
1500000 Delinquent 0.001
Balance Delinquency Percentage
Delinquent 1,470 236,448.32 140,961.83
Current 4,124 214,925.01 128,206.50
Total: 5,594
Status # of Loans Average Std. Deviation
Mortgage Data Through: July 31, 2008
SASCO 2007-BC4 Mortgage Type Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Primary Home Paid Off 0.944
Primary Home Current 0.914
Second Home Current 0.007
Second Home Delinquent 0.009
Second Home Paid Off 0.003
Investment Home Delinquent 0.104
Primary Home Delinquent 1.066
Investment Home Current 0.079
Investment Home Paid Off 0.054
Mortgage Type Delinquency Percentage
Fixed 5,683 1,187,688,661.75 208,989.73 136,427.98
ARM 266 46,241,126.24 173,838.82 169,707.57
Total: 5,949 1,233,929,787.99
Mortgage Type Loan Count Total Balance Avg. Balance Std. Deviation
Mortgage Data Through: July 31, 2008
SASCO 2007-BC4 Mortgage Term Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
240 Current 0.004
240 Paid Off 0.006
180 Current 0.008
360 Paid Off 0.992
360 Current 0.984
240 Delinquent 0.003
360 Delinquent 1.164
0 Current 0.004
0 Delinquent 0.006
180 Delinquent 0.006
120 Current 0.000
0 Current 0.000
0 Paid Off 0.003
Mortgage Term Delinquency Percentage
5,949 26 1 40 21 0 5,861
# of Loans Other 120 180 240 300 360
Mortgage Data Through: July 31, 2008
SASCO 2007-BC4 Mortgage Purpose Distribution
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Other 3 0.1%
Total 5,949 100.0%
Home Improvement 1 0.0%
Origination Statistics
Rate/term refinance 468 7.9%
Purpose Number Percentage
Cash-out refinance 4,215 70.9%
Purchase 1,262 21.2%
Other 1 0.0%
Total 4,124 100.0%
Home Improvement 1 0.0%
Current Loans
Rate/term refinance 331 8.0%
Purpose Number Percentage
Cash-out refinance 2,931 71.1%
Purchase 860 20.9%
Other 0 0.0%
Total 1,470 100.0%
Home Improvement 0 0.0%
Delinquent Loans
Rate/term refinance 116 7.9%
Purpose Number Percentage
Cash-out refinance 1,021 69.5%
Purchase 333 22.7%
Other 2 0.6%
Total 355 100.0%
Home Improvement 0 0.0%
Paid Off Loans
Rate/term refinance 21 5.9%
Purpose Number Percentage
Cash-out refinance 263 74.1%
Purchase 69 19.4%
Mortgage Data Through: July 31, 2008
SASCO 2007-BC4 Ownership Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Primary Home Paid Off 0.94
Primary Home Delinquent 1.07
Second Home Delinquent 0.01
Second Home Current 0.01
Second Home Paid Off 0.00
Investment Home Current 0.08
Primary Home Current 0.91
Investment Home Paid Off 0.05
Investment Home Delinquent 0.10
Ownership Type Delinquency Percentage
Second Home 42
Investment Home 474
Primary Home 5,433
Total: 5,949
Title # of Loans
Mortgage Data Through: July 31, 2008
SASCO 2007-BC4 Delinquent Balance Over Time
2008 Clayton Fixed Income Services Inc. All rights reserved.
4/30/2008 81,543,420.94 35,561,205.77 12,733,197.10 92,672,683.14 3,798,488.62
7/31/2008 97,696,329.40 46,262,944.94 42,134,267.40 93,032,047.39 6,951,272.94
6/30/2008 85,020,961.69 38,641,157.58 25,991,267.51 131,882,020.84 15,948,943.93
5/31/2008 87,222,419.69 40,330,314.97 17,106,799.46 106,598,936.79 10,158,553.99
12/31/2007 74,383,200.18 33,930,875.01 2,073,578.00 2,626,775.66 0.00
3/31/2008 74,945,102.95 33,224,823.72 13,763,640.38 77,832,579.00 1,531,522.72
2/29/2008 76,039,116.67 29,313,156.88 8,646,831.15 56,087,406.34 816,590.73
1/31/2008 78,925,369.71 35,323,786.97 6,138,463.30 29,483,186.99 0.00
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Mortgage Data Through: July 31, 2008
SASCO 2007-BC4 Delinquent Count Over Time
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
4/30/2008 374 159 58 339 21
7/31/2008 463 199 172 383 30
6/30/2008 381 166 111 515 65
5/31/2008 393 164 78 410 42
12/31/2007 349 152 6 11 0
3/31/2008 340 136 64 296 10
2/29/2008 340 124 38 222 5
1/31/2008 357 155 22 117 0
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Mortgage Data Through: July 31, 2008
SASCO 2007-BC4 Conditional Prepayment Rates
2008 Clayton Fixed Income Services Inc. All rights reserved.
4/30/2008 5/25/2008 6.69% 7.05%
3/31/2008 4/25/2008 7.19% 8.40%
2/29/2008 3/25/2008 7.27%
1/31/2008 2/25/2008 10.69%
5/31/2008 6/25/2008 10.52% 8.15%
7/31/2008 8/25/2008 3.34% 7.03% 7.05%
6/30/2008 7/25/2008 7.07% 8.12% 8.26%
Date Distribution Date CPR 3-Month MA 6-Month MA 12-Month MA
Mortgage Data Through: July 31, 2008
SASCO 2007-BC4 Historical SDA Performance
2008 Clayton Fixed Income Services Inc. All rights reserved.
3/31/2008 10.66
$417,095
0.03% 0.39% 0.21% 183%
12/31/2007 7.67
$0
0.00% 0.00% 0.15% 0%
1/31/2008 8.65
$0
0.00% 0.00% 0.17% 0%
2/29/2008 9.64
$816,591
0.06% 0.76% 0.19% 393%
7/31/2008 14.66
$3,430,246
0.29% 3.44% 0.28% 1,232%
4/30/2008 11.61
$2,843,145
0.23% 2.68% 0.23% 1,158%
5/31/2008 12.59
$6,520,512
0.52% 6.08% 0.25% 2,417%
6/30/2008 13.62
$4,940,610
0.40% 4.64% 0.27% 1,698%
Averages: $11.14
$2,371,025
0.19% 2.25% 0.22% 885%
Date
Weighted
Average Age
Default Amt
Monthly
Default Rate CDR (F-R)
SDA Curve SDA %

Document Outline

  Cover Page
  Table of Contents
  Executive Summary
  Loan-Level Report
  Prepayment Penalty Analysis
  Loss Analysis
  Analytics